Organization and Description of Business (Details) - shares	Feb. 08, 2019	Feb. 08, 2016	Aug. 31, 2017
Organization and Description of Business (Details) [Line Items]
Percentage of common shares issued and outstanding			73.00%
Common stock issued post-stock split		at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Share Exchange Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		164,387,376
Common stock issued pre-stock split		52,336,000
Share Exchange Agreement One [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		166,273,921
Common stock issued pre-stock split		52,936,583
Share Exchange Agreement Two [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		163,159,952
Common stock issued pre-stock split		51,945,225
Percentage of common shares issued and outstanding		79.70%
Percentage of issued share capital		100.00%
Share Exchange Agreement Four [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		205,519,223
Common stock issued pre-stock split		65,431,144
Merger Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued pre-stock split	104,558,777
Share Exchange Agreement Three [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		166,273,921
Common stock issued pre-stock split		52,936,583